Securities (Q2) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Investments, Debt and Equity Securities [Abstract]
Schedule of Available-For-Sale Securities Reconciliation
The amortized cost and fair value of securities available-for-sale at June 30, 2018 and December 31, 2017 are summarized as follows (in thousands):

	June 30, 2018
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. Government-sponsored enterprises (GSEs)	$29,137	$—	$(1,009)	$28,128
Municipal securities	15,896	8	(320)	15,584
Other debt securities	976	—	(65)	911
Mortgage-backed securities (GSEs)	114,538	171	(2,755)	111,954
	$160,547	$179	$(4,149)	$156,577

	December 31, 2017
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. Government-sponsored enterprises (GSEs)	$26,207	$1	$(432)	$25,776
Municipal securities	9,122	28	(147)	9,003
Other debt securities	974	—	(24)	950
Mortgage-backed securities (GSEs)	117,263	136	(1,184)	116,215
	$153,566	$165	$(1,787)	$151,944

Investments Classified by Contractual Maturity Date
The amortized cost and estimated fair value of securities at June 30, 2018, by contractual maturity for non-mortgage backed securities, are shown below (in thousands). Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
Due in one year or less	$—	$—
Due from one year to five years	21,554	20,901
Due from five years to ten years	13,995	13,366
Due after ten years	10,460	10,356
	46,009	44,623
Mortgage-backed securities	114,538	111,954
	$160,547	$156,577

The amortized cost and estimated market value of securities at December 31, 2017, by contractual maturity, are shown below (in thousands). Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
Due in one year or less	$2,174	$2,175
Due from one year to five years	21,606	21,292
Due from five years to ten years	8,037	7,822
Due after ten years	4,486	4,440
	36,303	35,729
Mortgage-backed securities	117,263	116,215
Total	$153,566	$151,944

Schedule of Unrealized Loss on Investments
The following tables present the gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities available-for-sale have been in a continuous unrealized loss position, as of June 30, 2018 and December 31, 2017 (in thousands):

	As of June 30, 2018
	Less than 12 Months		12 Months or Greater		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
U.S. Government- sponsored enterprises (GSEs)	$14,862	$(425)	$13,266	$(584)	$28,128	$(1,009)
Municipal securities	11,966	(182)	2,072	(138)	14,038	(320)
Other debt securities	—	—	911	(65)	911	(65)
Mortgage-backed securities (GSEs)	58,377	(1,654)	29,911	(1,101)	88,288	(2,755)
	$85,205	$(2,261)	$46,160	$(1,888)	$131,365	$(4,149)

	As of December 31, 2017
	Less than 12 Months		12 Months or Greater		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
U.S. Government- sponsored enterprises (GSEs)	$1,358	$(1)	$13,420	$(431)	$14,778	$(432)
Municipal securities	3,418	(43)	2,112	(104)	5,530	(147)
Other debt securities	950	(24)	—	—	950	(24)
Mortgage-backed securities (GSEs)	61,332	(407)	35,048	(777)	96,380	(1,184)
	$67,058	$(475)	$50,580	$(1,312)	$117,638	$(1,787)

The following tables present the gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities available-for-sale have been in a continuous unrealized loss position, as of December 31, 2017 and 2016 (in thousands):

	As of December 31, 2017
	Less than 12 Months		12 Months or Greater		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
U.S. Government- sponsored enterprises (GSEs)	$1,358	$(1)	$13,420	$(431)	$14,778	$(432)
Municipal securities	3,418	(43)	2,112	(104)	5,530	(147)
Other debt securities	950	(24)	—	—	950	(24)
Mortgage-backed securities	61,332	(407)	35,048	(777)	96,380	(1,184)
Total	$67,058	$(475)	$50,580	$(1,312)	$117,638	$(1,787)

	As of December 31, 2016
	Less than 12 Months		12 Months or Greater		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
U.S. Government- sponsored enterprises (GSEs)	$14,702	$(564)	$—	$—	$14,702	$(564)
Municipal securities	6,368	(179)	—	—	6,368	(179)
Mortgage-backed securities	67,063	(690)	8,948	(400)	76,011	(1,090)
Total	$88,133	$(1,433)	$8,948	$(400)	$97,081	$(1,833)